Mar. 15, 2024
FT Vest U.S. Equity Deep Buffer ETF - December

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, the Average Annual Total Return table in the section entitled “Annual Total Return” is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ended December 31, 2023

	1 Year	Since Inception	Inception Date
Return Before Taxes	16.94%	5.63%	12/18/2020
Return After Taxes on Distributions	16.94%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	10.03%	4.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	10.37%